Guarantor/Non-guarantor Subsidiary Financial Information	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Guarantor Non-guarantor Subsidiary Financial Information [Abstract]
Guarantor Non-guarantor Subsidiary Financial Information [Text Block]
Guarantor/Non-guarantor Subsidiary Financial Information
The following information contains the condensed consolidating financial statements for the Company, the parent on a stand-alone basis (QVC, Inc.), the combined subsidiary guarantors (Affiliate Relations Holdings, Inc.; Affiliate Investment, Inc.; AMI 2, Inc.; ER Marks, Inc.; QVC International LLC; QVC Rocky Mount, Inc. and QVC San Antonio, LLC) and the combined non-guarantor subsidiaries pursuant to Rule 3-10 of Regulation S-X. Certain non-guarantor subsidiaries are majority owned by QVC International LLC, which is a guarantor subsidiary.
These condensed consolidating financial statements have been prepared from the Company’s financial information on the same basis of accounting as the Company’s condensed consolidated financial statements. The principal elimination entries relate to investments in subsidiaries and intercompany balances and transactions, such as management fees, royalty revenue and expense and interest income and expense. Goodwill and other intangible assets have been allocated to the subsidiaries based on management’s estimates. Certain costs have been partially allocated to all of the subsidiaries of the Company.
The subsidiary guarantors are 100% owned by the Company. All guarantees are full and unconditional and are joint and several. There are no significant restrictions on the ability of the Company to obtain funds from its U.S. subsidiaries, including the guarantors, by dividend or loan. The Company has not presented separate notes and other disclosures concerning the subsidiary guarantors as the Company has determined that such material information is available in the notes to the Company’s condensed consolidated financial statements.

Condensed consolidated balance sheets

March 31, 2013
(in millions)	Parent issuer- QVC, Inc.	Combined subsidiary guarantors	Combined non-guarantor subsidiaries	Eliminations	Consolidated- QVC, Inc. and subsidiaries
Assets
Current assets:
Cash and cash equivalents	$3	168	268	—	439
Restricted cash	13	—	2	—	15
Accounts receivable, net	532	—	243	—	775
Inventories	699	—	236	—	935
Deferred income taxes	135	—	20	—	155
Prepaid expenses	22	—	28	—	50
Total current assets	1,404	168	797	—	2,369
Property, plant and equipment, net	243	66	775	—	1,084
Cable and satellite television distribution rights, net	—	589	133	—	722
Goodwill	4,169	—	1,010	—	5,179
Other intangible assets, net	1,245	2,049	167	—	3,461
Other noncurrent assets	16	—	67	—	83
Investments in subsidiaries	3,599	1,750	—	(5,349)	—
Total assets	$10,676	4,622	2,949	(5,349)	12,898
Liabilities and equity
Current liabilities:
Current portion of debt and capital lease obligations	$2	—	9	—	11
Accounts payable-trade	210	—	212	—	422
Accrued liabilities	264	95	395	—	754
Intercompany accounts (receivable) payable	(368)	(315)	683	—	—
Total current liabilities	108	(220)	1,299	—	1,187
Long-term portion of debt and capital lease obligations	3,527	—	58	—	3,585
Deferred compensation	10	—	1	—	11
Deferred income taxes	423	952	(8)	—	1,367
Other long-term liabilities	136	—	22	—	158
Total liabilities	4,204	732	1,372	—	6,308
Equity:
QVC, Inc. shareholder's equity	6,472	3,890	1,459	(5,349)	6,472
Noncontrolling interest	—	—	118	—	118
Total equity	6,472	3,890	1,577	(5,349)	6,590
Total liabilities and equity	$10,676	4,622	2,949	(5,349)	12,898

Condensed consolidated balance sheets

December 31, 2012
(in millions)	Parent issuer- QVC, Inc.	Combined subsidiary guarantors	Combined non-guarantor subsidiaries	Eliminations	Consolidated- QVC, Inc. and subsidiaries
Assets
Current assets:
Cash and cash equivalents	$75	165	300	—	540
Restricted cash	13	—	2	—	15
Accounts receivable, net	747	—	308	—	1,055
Inventories	691	—	218	—	909
Deferred income taxes	131	—	20	—	151
Prepaid expenses	19	—	34	—	53
Total current assets	1,676	165	882	—	2,723
Property, plant and equipment, net	247	67	817	—	1,131
Cable and satellite television distribution rights, net	—	618	146	—	764
Goodwill	4,169	—	1,065	—	5,234
Other intangible assets, net	1,280	2,049	180	—	3,509
Other noncurrent assets	14	—	63	—	77
Investments in subsidiaries	3,789	1,838	—	(5,627)	—
Total assets	$11,175	4,737	3,153	(5,627)	13,438
Liabilities and equity
Current liabilities:
Current portion of debt and capital lease obligations	$2	—	10	—	12
Accounts payable-trade	324	—	242	—	566
Accrued liabilities	402	106	447	—	955
Intercompany accounts (receivable) payable	(226)	(411)	637	—	—
Total current liabilities	502	(305)	1,336	—	1,533
Long-term portion of debt and capital lease obligations	3,404	—	61	—	3,465
Deferred compensation	11	—	1	—	12
Deferred income taxes	431	964	15	—	1,410
Other long-term liabilities	137	17	30	—	184
Total liabilities	4,485	676	1,443	—	6,604
Equity:
QVC, Inc. shareholder's equity	6,690	4,061	1,566	(5,627)	6,690
Noncontrolling interest	—	—	144	—	144
Total equity	6,690	4,061	1,710	(5,627)	6,834
Total liabilities and equity	$11,175	4,737	3,153	(5,627)	13,438

Condensed consolidated statements of operations

Three months ended March 31, 2013
(in millions)	Parent issuer- QVC, Inc.	Combined subsidiary guarantors	Combined non-guarantor subsidiaries	Eliminations	Consolidated- QVC, Inc. and subsidiaries
Net revenue	$1,368	183	654	(231)	1,974
Cost of goods sold	854	25	434	(61)	1,252
Gross profit	514	158	220	(170)	722
Operating expenses:
Operating	45	46	82	—	173
Selling, general and administrative, including stock-based compensation	235	—	90	(170)	155
Depreciation	10	1	19	—	30
Amortization of intangible assets	51	34	19	—	104
Intercompany management expense (income)	17	(4)	(13)	—	—
	358	77	197	(170)	462
Operating income	156	81	23	—	260
Other income (expense):
Equity in earnings of investee	—	—	1	—	1
Gain on financial instruments	12	—	—	—	12
Interest expense	(62)	—	(1)	—	(63)
Foreign currency (loss) gain	(1)	(1)	1	—	(1)
Loss on extinguishment of debt	(41)	—	—	—	(41)
Intercompany interest (expense) income	(3)	12	(9)	—	—
	(95)	11	(8)	—	(92)
Income before income taxes	61	92	15	—	168
Income tax expense	(10)	(28)	(24)	—	(62)
Equity in earnings of subsidiaries, net of tax	55	16	—	(71)	—
Net income (loss)	106	80	(9)	(71)	106
Less net income attributable to the noncontrolling interest	(12)	—	(12)	12	(12)
Net income (loss) attributable to QVC, Inc. shareholder	$94	80	(21)	(59)	94

Condensed consolidated statements of operations

Three months ended March 31, 2012
(in millions)	Parent issuer- QVC, Inc.	Combined subsidiary guarantors	Combined non-guarantor subsidiaries	Eliminations	Consolidated- QVC, Inc. and subsidiaries
Net revenue	$1,310	172	672	(222)	1,932
Cost of goods sold	822	28	439	(59)	1,230
Gross profit	488	144	233	(163)	702
Operating expenses:
Operating	42	44	89	—	175
Selling, general and administrative, including stock-based compensation	224	1	80	(163)	142
Depreciation	9	1	21	—	31
Amortization of intangible assets	48	32	16	—	96
Intercompany management (income) expense	(4)	3	1	—	—
	319	81	207	(163)	444
Operating income	169	63	26	—	258
Other income (expense):
Gain on financial instruments	11	—	—	—	11
Interest expense	(55)	—	—	—	(55)
Interest income	—	—	1	—	1
Foreign currency (loss) gain	(2)	4	4	—	6
Intercompany interest (expense) income	(3)	13	(10)	—	—
	(49)	17	(5)	—	(37)
Income before income taxes	120	80	21	—	221
Income tax expense	(34)	(25)	(23)	—	(82)
Equity in earnings of subsidiaries, net of tax	53	12	—	(65)	—
Net income (loss)	139	67	(2)	(65)	139
Less net income attributable to the noncontrolling interest	(14)	—	(14)	14	(14)
Net income (loss) attributable to QVC, Inc. shareholder	$125	67	(16)	(51)	125

Condensed consolidated statements of comprehensive income (loss)

Three months ended March 31, 2013
(in millions)	Subsidiary issuer- QVC, Inc.	Combined subsidiary guarantors	Combined non-guarantor subsidiaries	Eliminations	Consolidated- QVC, Inc. and subsidiaries
Net income (loss)	$106	80	(9)	(71)	106
Foreign currency translation adjustments	(91)	—	(91)	91	(91)
Total comprehensive income (loss)	15	80	(100)	20	15
Comprehensive loss (income) attributable to noncontrolling interest	1	—	1	(1)	1
Comprehensive income (loss) attributable to QVC, Inc. shareholder	16	80	(99)	19	16

Condensed consolidated statements of comprehensive income (loss)

Three months ended March 31, 2012
(in millions)	Subsidiary issuer- QVC, Inc.	Combined subsidiary guarantors	Combined non-guarantor subsidiaries	Eliminations	Consolidated- QVC, Inc. and subsidiaries
Net income (loss)	$139	67	(2)	(65)	139
Foreign currency translation adjustments	13	—	13	(13)	13
Total comprehensive income (loss)	152	67	11	(78)	152
Comprehensive loss (income) attributable to noncontrolling interest	(4)	—	(4)	4	(4)
Comprehensive income (loss) attributable to QVC, Inc. shareholder	148	67	7	(74)	148

Condensed consolidated statements of cash flows

Three months ended March 31, 2013
(in millions)	Parent issuer- QVC, Inc.	Combined subsidiary guarantors	Combined non-guarantor subsidiaries	Eliminations	Consolidated- QVC, Inc. and subsidiaries
Operating activities:
Net cash provided by (used in) operating activities	101	77	(3)	—	175
Investing activities:
Capital expenditures, net	(8)	—	(25)	—	(33)
Expenditures for cable and satellite television distribution rights	—	(24)	(1)	—	(25)
Changes in other noncurrent assets and liabilities	(3)	2	(3)	—	(4)
Intercompany investing activities	245	104	—	(349)	—
Net cash provided by (used in) investing activities	234	82	(29)	(349)	(62)
Financing activities:
Principal payments of debt and capital lease obligations	(1,167)	—	(1)	—	(1,168)
Principal borrowings of debt from senior secured credit facility	240	—	—	—	240
Proceeds from issuance of senior secured notes	1,050	—	—	—	1,050
Payment of debt origination fees	(14)	—	—	—	(14)
Payment of bond premium fees	(33)	—	—	—	(33)
Other financing activities	4	—	—	—	4
Dividends paid to Liberty, net	(244)	—	—	—	(244)
Dividends paid to noncontrolling interest	—	—	(25)	—	(25)
Net short-term intercompany debt (repayments) borrowings	(142)	96	46	—	—
Intercompany financing activities	(101)	(252)	4	349	—
Net cash (used in) provided by financing activities	(407)	(156)	24	349	(190)
Effect of foreign exchange rate changes on cash and cash equivalents	—	—	(24)	—	(24)
Net (decrease) increase in cash and cash equivalents	(72)	3	(32)	—	(101)
Cash and cash equivalents, beginning of year	75	165	300	—	540
Cash and cash equivalents, end of year	3	168	268	—	439

Condensed consolidated statements of cash flows

Three months ended March 31, 2012
(in millions)	Parent issuer- QVC, Inc.	Combined subsidiary guarantors	Combined non-guarantor subsidiaries	Eliminations	Consolidated- QVC, Inc. and subsidiaries
Operating activities:
Net cash provided by operating activities	264	83	54	—	401
Investing activities:
Capital expenditures, net	(7)	(1)	(37)	—	(45)
Expenditures for cable and satellite television distribution rights	—	(1)	(1)	—	(2)
Cash paid for acquisitions of businesses, net of cash received	—	—	(16)	—	(16)
Changes in other noncurrent assets and liabilities	2	(1)	(1)	—	—
Intercompany investing activities	135	121	—	(256)	—
Net cash provided by (used in) investing activities	130	118	(55)	(256)	(63)
Financing activities:
Principal payments of debt and capital lease obligations	(315)	—	(4)	—	(319)
Principal borrowings of debt from senior secured credit facility	275	—	—	—	275
Dividends paid to Liberty, net	(238)	—	—	—	(238)
Dividends paid to noncontrolling interest	—	—	(29)	—	(29)
Net short-term intercompany debt (repayments) borrowings	(89)	28	61	—	—
Intercompany financing activities	—	(235)	(21)	256	—
Net cash (used in) provided by financing activities	(367)	(207)	7	256	(311)
Effect of foreign exchange rate changes on cash and cash equivalents	—	—	(9)	—	(9)
Net increase (decrease) in cash and cash equivalents	27	(6)	(3)	—	18
Cash and cash equivalents, beginning of year	3	223	334	—	560
Cash and cash equivalents, end of year	30	217	331	—	578

(19) Guarantor/Non-guarantor Subsidiary Financial Information
The following information contains the condensed consolidating financial statements for the Company, the subsidiary issuer and parent (QVC, Inc.), the combined subsidiary guarantors (Affiliate Relations Holdings, Inc.; Affiliate Investment, Inc.; AMI 2, Inc.; ER Marks, Inc.; QVC International LLC; QVC Rocky Mount, Inc. and QVC San Antonio, LLC) and the combined non-guarantor subsidiaries pursuant to Rule 3-10 of Regulation S-X. Certain non-guarantor subsidiaries are majority owned by QVC International LLC, which is a guarantor subsidiary.
These condensed consolidating financial statements have been prepared from the Company’s financial information on the same basis of accounting as the Company’s consolidated financial statements. The principal elimination entries relate to investments in subsidiaries and intercompany balances and transactions, such as management fees, royalty revenue and expense and interest income and expense. Goodwill and other intangible assets have been allocated to the subsidiaries based on management’s estimates. Certain costs have been partially allocated to all of the subsidiaries of the Company.
The subsidiary issuer and subsidiary guarantors are 100% owned by the Company. All guarantees are full and unconditional and are joint and several. There are no significant restrictions on the ability of the Company to obtain funds from its U.S. subsidiaries, including the guarantors, by dividend or loan. The Company has not presented separate notes and other disclosures concerning the subsidiary guarantors as the Company has determined that such material information is available in the notes to the Company’s consolidated financial statements.
Condensed consolidated balance sheets

December 31, 2012
(in millions)	Parent issuer- QVC, Inc.	Combined subsidiary guarantors	Combined non-guarantor subsidiaries	Eliminations	Consolidated- QVC, Inc. and subsidiaries
Assets
Current assets:
Cash and cash equivalents	$75	165	300	—	540
Restricted cash	13	—	2	—	15
Accounts receivable, net	747	—	308	—	1,055
Inventories	691	—	218	—	909
Deferred income taxes	131	—	20	—	151
Prepaid expenses	19	—	34	—	53
Total current assets	1,676	165	882	—	2,723
Property, plant and equipment, net	247	67	817	—	1,131
Cable and satellite television distribution rights, net	—	618	146	—	764
Goodwill	4,169	—	1,065	—	5,234
Other intangible assets, net	1,280	2,049	180	—	3,509
Other noncurrent assets	14	—	63	—	77
Investments in subsidiaries	3,789	1,838	—	(5,627)	—
Total assets	$11,175	4,737	3,153	(5,627)	13,438
Liabilities and equity
Current liabilities:
Current portion of debt and capital lease obligations	$2	—	10	—	12
Accounts payable-trade	324	—	242	—	566
Accrued liabilities	402	106	447	—	955
Intercompany accounts (receivable) payable	(226)	(411)	637	—	—
Total current liabilities	502	(305)	1,336	—	1,533
Long-term portion of debt and capital lease obligations	3,404	—	61	—	3,465
Deferred compensation	11	—	1	—	12
Deferred income taxes	431	964	15	—	1,410
Other long-term liabilities	137	17	30	—	184
Total liabilities	4,485	676	1,443	—	6,604
Equity:
QVC, Inc. shareholder's equity	6,690	4,061	1,566	(5,627)	6,690
Noncontrolling interest	—	—	144	—	144
Total equity	6,690	4,061	1,710	(5,627)	6,834
Total liabilities and equity	$11,175	4,737	3,153	(5,627)	13,438
The variance in the investments in subsidiaries account for the combined subsidiary guarantors compared to the prior year was primarily the result of a tax reorganization that occurred in 2012.
Condensed consolidated balance sheets

December 31, 2011
(in millions)	Parent issuer- QVC, Inc.	Combined subsidiary guarantors	Combined non-guarantor subsidiaries	Eliminations	Consolidated- QVC, Inc. and subsidiaries
Assets
Current assets:
Cash and cash equivalents	$3	223	334	—	560
Restricted cash	15	—	—	—	15
Accounts receivable, net	721	—	299	—	1,020
Inventories	693	—	213	—	906
Deferred income taxes	116	—	22	—	138
Prepaid expenses	27	—	27	—	54
Total current assets	1,575	223	895	—	2,693
Property, plant and equipment, net	247	66	771	—	1,084
Cable and satellite television distribution rights, net	—	724	181	—	905
Goodwill	4,169	—	1,070	—	5,239
Other intangible assets, net	1,443	2,049	132	—	3,624
Other noncurrent assets	13	—	12	—	25
Investments in subsidiaries	3,884	1,168	—	(5,052)	—
Total assets	$11,331	4,230	3,061	(5,052)	13,570
Liabilities and equity
Current liabilities:
Current portion of debt and capital lease obligations	$2	—	8	—	10
Accounts payable-trade	257	—	234	—	491
Accrued liabilities	348	69	400	—	817
Intercompany accounts (receivable) payable	(300)	(307)	607	—	—
Total current liabilities	307	(238)	1,249	—	1,318
Long-term portion of debt and capital lease obligations	2,435	—	45	—	2,480
Deferred compensation	11	—	—	—	11
Deferred income taxes	489	1,002	43	—	1,534
Other long-term liabilities	199	1	8	—	208
Total liabilities	3,441	765	1,345	—	5,551
Equity:
QVC, Inc. shareholder's equity	7,890	3,465	1,587	(5,052)	7,890
Noncontrolling interest	—	—	129	—	129
Total equity	7,890	3,465	1,716	(5,052)	8,019
Total liabilities and equity	$11,331	4,230	3,061	(5,052)	13,570
Condensed consolidated statements of operations

Year ended December 31, 2012
(in millions)	Parent issuer- QVC, Inc.	Combined subsidiary guarantors	Combined non-guarantor subsidiaries	Eliminations	Consolidated- QVC, Inc. and subsidiaries
Net revenue	$5,884	819	2,847	(1,034)	8,516
Cost of goods sold	3,713	116	1,872	(282)	5,419
Gross profit	2,171	703	975	(752)	3,097
Operating expenses:
Operating	173	206	336	—	715
Selling, general and administrative, including stock based compensation	1,002	1	337	(752)	588
Depreciation	35	4	87	—	126
Amortization of intangible assets	204	130	66	—	400
Intercompany management expense (income)	60	(14)	(46)	—	—
	1,474	327	780	(752)	1,829
Operating income	697	376	195	—	1,268
Other income (expense):
Loss on investments	—	—	(4)	—	(4)
Gain on financial instruments	48	—	—	—	48
Interest expense	(233)	—	(2)	—	(235)
Interest income	—	—	2	—	2
Foreign currency (loss) gain	(10)	4	8	—	2
Intercompany interest (expense) income	(13)	51	(38)	—	—
	(208)	55	(34)	—	(187)
Income before income taxes	489	431	161	—	1,081
Income tax expense	(116)	(141)	(137)	—	(394)
Equity in earnings of subsidiaries, net of tax	251	93	—	(344)	—
Net income (loss)	624	383	24	(344)	687
Less net income attributable to the noncontrolling interest	—	—	(63)	—	(63)
Net income (loss) attributable to QVC, Inc. shareholder	$624	383	(39)	(344)	624

Condensed consolidated statements of operations

Year ended December 31, 2011
(in millions)	Parent issuer- QVC, Inc.	Combined subsidiary guarantors	Combined non-guarantor subsidiaries	Eliminations	Consolidated- QVC, Inc. and subsidiaries
Net revenue	$5,684	790	2,789	(995)	8,268
Cost of goods sold	3,580	120	1,833	(255)	5,278
Gross profit	2,104	670	956	(740)	2,990
Operating expenses:
Operating	191	201	352	—	744
Selling, general and administrative, including stock based compensation	947	—	328	(740)	535
Depreciation	36	4	95	—	135
Amortization of intangible assets	242	133	64	—	439
Intercompany management expense (income)	89	(27)	(62)	—	—
	1,505	311	777	(740)	1,853
Operating income	599	359	179	—	1,137
Other income (expense):
Loss on investments	—	—	(2)	—	(2)
Gain on financial instruments	50	—	—	—	50
Interest expense	(230)	—	(1)	—	(231)
Interest income	—	—	2	—	2
Foreign currency (loss) gain	(3)	(2)	3	—	(2)
Intercompany interest (expense) income	(9)	53	(44)	—	—
	(192)	51	(42)	—	(183)
Income before income taxes	407	410	137	—	954
Income tax expense	(110)	(124)	(108)	—	(342)
Equity in earnings of subsidiaries, net of tax	263	70	—	(333)	—
Net income (loss)	560	356	29	(333)	612
Less net income attributable to the noncontrolling interest	—	—	(52)	—	(52)
Net income (loss) attributable to QVC, Inc. shareholder	$560	356	(23)	(333)	560

Condensed consolidated statements of operations

Year ended December 31, 2010
(in millions)	Subsidiary issuer- QVC, Inc.	Combined subsidiary guarantors	Combined non-guarantor subsidiaries	Eliminations	Consolidated- QVC, Inc. and subsidiaries
Net revenue	$5,480	783	2,529	(979)	7,813
Cost of goods sold	3,478	121	1,663	(254)	5,008
Gross profit	2,002	662	866	(725)	2,805
Operating expenses:
Operating	185	202	314	—	701
Selling, general and administrative, including stock based compensation	887	1	286	(725)	449
Depreciation	37	5	86	—	128
Amortization of intangible assets	197	135	63	—	395
Intercompany management expense (income)	105	(33)	(72)	—	—
	1,411	310	677	(725)	1,673
Operating income	591	352	189	—	1,132
Other income (expense):
(Loss) gain on investments	(27)	—	132	—	105
Gain on financial instruments	40	—	—	—	40
Interest expense	(414)	—	(1)	—	(415)
Interest income	—	—	2	—	2
Foreign currency (loss) gain	(6)	(9)	7	—	(8)
Other expense	(22)	—	(1)	—	(23)
Intercompany interest (expense) income	(6)	51	(45)	—	—
	(435)	42	94	—	(299)
Income before income taxes	156	394	283	—	833
Income tax expense	(9)	(122)	(151)	—	(282)
Equity in earnings of subsidiaries, net of tax	357	78	—	(435)	—
Net income (loss)	504	350	132	(435)	551
Less net income attributable to the noncontrolling interest	—	—	(47)	—	(47)
Net income (loss) attributable to QVC, Inc. shareholder	$504	350	85	(435)	504
Consolidated statements of comprehensive income (loss)

December 31, 2012
(in millions)	Subsidiary issuer- QVC, Inc.	Combined subsidiary guarantors	Combined non-guarantor subsidiaries	Eliminations	Consolidated- QVC, Inc. and subsidiaries
Net income (loss)	$624	383	24	(344)	687
Other comprehensive loss, net of tax:
Foreign currency translation adjustments	—	—	(27)	—	(27)
Total comprehensive income (loss)	624	383	(3)	(344)	660
Comprehensive income attributable to noncontrolling interest	—	—	(44)	—	(44)
Comprehensive income (loss) attributable to QVC, Inc. shareholder	624	383	(47)	(344)	616

Consolidated statements of comprehensive income (loss)

December 31, 2011
(in millions)	Subsidiary issuer- QVC, Inc.	Combined subsidiary guarantors	Combined non-guarantor subsidiaries	Eliminations	Consolidated- QVC, Inc. and subsidiaries
Net income (loss)	$560	356	29	(333)	612
Other comprehensive loss, net of tax:
Foreign currency translation adjustments	—	—	(10)	—	(10)
Total comprehensive income (loss)	560	356	19	(333)	602
Comprehensive income attributable to noncontrolling interest	—	—	(57)	—	(57)
Comprehensive income (loss) attributable to QVC, Inc. shareholder	560	356	(38)	(333)	545

Consolidated statements of comprehensive income (loss)

December 31, 2010
(in millions)	Subsidiary issuer- QVC, Inc.	Combined subsidiary guarantors	Combined non-guarantor subsidiaries	Eliminations	Consolidated- QVC, Inc. and subsidiaries
Net income (loss)	$504	350	132	(435)	551
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments	—	—	(39)	—	(39)
Cash flow hedging derivatives	46	—	—	—	46
Unrealized loss on investment	(77)	—	—	—	(77)
Total other comprehensive loss	(31)	—	(39)	—	(70)
Total comprehensive income (loss)	473	350	93	(435)	481
Comprehensive income attributable to noncontrolling interest	—	—	(62)	—	(62)
Comprehensive income (loss) attributable to QVC, Inc. shareholder	473	350	31	(435)	419

Condensed consolidated statements of cash flows

Year ended December 31, 2012
(in millions)	Parent issuer- QVC, Inc.	Combined subsidiary guarantors	Combined non-guarantor subsidiaries	Eliminations	Consolidated- QVC, Inc. and subsidiaries
Operating activities:
Net cash provided by operating activities	618	413	175	—	1,206
Investing activities:
Capital expenditures, net	(69)	(5)	(172)	—	(246)
Expenditures for cable and satellite television distribution rights	—	(1)	(1)	—	(2)
Cash paid for joint ventures and acquisitions of businesses, net of cash received	—	—	(95)	—	(95)
Decrease in restricted cash	2	—	—	—	2
Changes in other noncurrent assets and liabilities	(14)	(1)	12	—	(3)
Intercompany investing activities	346	217	—	(563)	—
Net cash provided by (used in) investing activities	265	210	(256)	(563)	(344)
Financing activities:
Principal payments of debt and capital lease obligations	(1,237)	—	(9)	—	(1,246)
Principal borrowings of debt	1,717	—	—	—	1,717
Proceeds from issuance of senior secured notes	500	—	—	—	500
Payment of debt origination fees	(7)	—	—	—	(7)
Other financing activities	20	—	—	—	20
Dividends paid to Liberty, net	(1,817)	—	—	—	(1,817)
Dividends paid to noncontrolling interest	—	—	(29)	—	(29)
Net short-term intercompany debt borrowings (repayments)	74	(104)	30	—	—
Intercompany financing activities	(61)	(577)	75	563	—
Net cash (used in) provided by financing activities	(811)	(681)	67	563	(862)
Effect of foreign exchange rate changes on cash and cash equivalents	—	—	(20)	—	(20)
Net increase (decrease) in cash and cash equivalents	72	(58)	(34)	—	(20)
Cash and cash equivalents, beginning of year	3	223	334	—	560
Cash and cash equivalents, end of year	75	165	300	—	540
Condensed consolidated statements of cash flows

Year ended December 31, 2011
(in millions)	Parent issuer- QVC, Inc.	Combined subsidiary guarantors	Combined non-guarantor subsidiaries	Eliminations	Consolidated- QVC, Inc. and subsidiaries
Operating activities:
Net cash provided by operating activities	328	380	110	—	818
Investing activities:
Capital expenditures, net	(87)	(8)	(164)	—	(259)
Expenditures for cable and satellite television distribution rights	—	(2)	—	—	(2)
Decrease in restricted cash	1	—	—	—	1
Changes in other noncurrent assets and liabilities	12	—	(8)	—	4
Intercompany investing activities	382	190	—	(572)	—
Net cash provided by (used in) investing activities	308	180	(172)	(572)	(256)
Financing activities:
Principal payments of debt and capital lease obligations	(825)	—	(12)	—	(837)
Principal borrowings of debt	465	—	—	—	465
Dividends paid to Liberty, net	(205)	—	—	—	(205)
Dividends paid to noncontrolling interest	—	—	(50)	—	(50)
Net short-term intercompany debt (repayments) borrowings	(83)	93	(10)	—	—
Intercompany financing activities	(29)	(590)	47	572	—
Net cash (used in) provided by financing activities	(677)	(497)	(25)	572	(627)
Effect of foreign exchange rate changes on cash and cash equivalents	—	—	4	—	4
Net (decrease) increase in cash and cash equivalents	(41)	63	(83)	—	(61)
Cash and cash equivalents, beginning of year	44	160	417	—	621
Cash and cash equivalents, end of year	3	223	334	—	560
Condensed consolidated statements of cash flows

Year ended December 31, 2010
(in millions)	Parent issuer- QVC, Inc.	Combined subsidiary guarantors	combined non-guarantor subsidiaries	Eliminations	Consolidated- QVC, Inc. and subsidiaries
Operating activities:
Net cash provided by operating activities	773	371	60	—	1,204
Investing activities:
Capital expenditures, net	(25)	(1)	(194)	—	(220)
Expenditures for cable and satellite television distribution rights	—	(2)	(2)	—	(4)
Proceeds from joint ventures and equity investees	—	—	220	—	220
Decrease in restricted cash	2	—	—	—	2
Changes in other noncurrent assets and liabilities	1	—	(8)	—	(7)
Intercompany investing activities	380	324	—	(704)	—
Net cash provided by (used in) investing activities	358	321	16	(704)	(9)
Financing activities:
Principal payments of debt and capital lease obligations	(4,131)	—	(11)	—	(4,142)
Principal borrowings of debt	1,905	—	—	—	1,905
Proceeds from issuance of senior secured notes	1,000	—	—	—	1,000
Payment of debt origination fees	(27)	—	—	—	(27)
Dividends paid to Liberty, net	(9)	—	—	—	(9)
Dividends paid to noncontrolling interest	—	—	(63)	—	(63)
Net short-term intercompany debt borrowings (repayments)	97	14	(111)	—	—
Intercompany financing activities	—	(739)	35	704	—
Net cash (used in) provided by financing activities	(1,165)	(725)	(150)	704	(1,336)
Effect of foreign exchange rate changes on cash and cash equivalents	—	—	14	—	14
Net decrease in cash and cash equivalents	(34)	(33)	(60)	—	(127)
Cash and cash equivalents, beginning of year	78	193	477	—	748
Cash and cash equivalents, end of year	44	160	417	—	621